DISAGGREGATED REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenues [Abstract]
Disaggregation of Revenue
The following table presents our disaggregated revenues by revenue source. For additional information on the revenues by geographical segment, see Note 14 to the Condensed Consolidated Financial Statements.

	Three Months Ended March 31,
	2025	2024
RPO	$15,742	$15,838
Contracting	16,124	18,053

Total Revenue	$31,866	$33,891

The Company’s revenues for the years ended December 31, 2024 and 2023 were as follows:

	December 31,
	2024	2023
RPO	$67,993	$78,468
Contracting	72,063	82,870

Total Revenue	$140,056	$161,338